Revenue - Summary of Revenue by Recognition (Detail) - TRY (₺) ₺ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue [line items]
Telecommunication Services		₺ 20,878,303	₺ 17,859,757	₺ 15,041,058
Equipment Related		2,246,040	1,311,095	1,103,448
Call Center		312,443	203,172	232,679
Commission fees on betting business		132,300	200,315	181,886
Revenue from betting business			268,470	174,021
Revenue from financial operations		1,140,873	1,119,121	715,000
All other segments		427,176	330,545	183,972
Total		25,137,135	21,292,475	17,632,064
Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Total		21,407,838	18,046,231	15,309,109
Turkcell International segment [member]
Disclosure of revenue [line items]
Total		1,908,086	1,387,323	1,026,181
All other segments [member]
Disclosure of revenue [line items]
Total		1,821,211	1,858,921	1,296,774
Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services		209,289	91,020
Equipment Related		2,165,960	1,304,408
Revenue from financial operations		222,091	251,736
All other segments		58,675	158,636
Total		2,656,015	1,805,800
Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services		20,669,014	17,768,737
Equipment Related		80,080	6,687
Call Center		312,443	203,172
Commission fees on betting business		132,300	200,315
Revenue from betting business			268,470
Revenue from financial operations		918,782	867,385
All other segments		368,501	171,909
Total		22,481,120	19,486,675
Operating segments [member] | Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Telecommunication Services		19,157,657	16,636,497	14,159,955
Equipment Related		2,130,135	1,209,745	1,033,647
Call Center	₺ 12,954	21,851	12,954	8,395
All other segments		177,513	233,390	138,869
Total		21,487,156	18,092,586
Operating segments [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication Services		1,780,793	1,281,595	952,246
Equipment Related		115,905	101,350	69,801
Call Center		17,008	9,763	7,706
All other segments		89,083	64,272	37,325
Total		2,002,789	1,456,980
Operating segments [member] | All other segments [member]
Disclosure of revenue [line items]
Call Center		308,126	211,195	224,973
Commission fees on betting business		132,300	200,315	181,886
Revenue from betting business			268,470	174,021
Revenue from financial operations		1,141,712	1,121,768	715,754
All other segments		635,841	311,933	911
Total		2,217,979	2,113,681
Operating segments [member] | Goods or services transferred at point in time [member] | Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Telecommunication Services		198,734	102,524
Equipment Related		2,050,055	1,203,058
All other segments		37,726	142,504
Total		2,286,515	1,448,086
Operating segments [member] | Goods or services transferred at point in time [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication Services		10,555
Equipment Related		115,905	101,350
All other segments		19,300	8,556
Total		145,760	109,906
Operating segments [member] | Goods or services transferred at point in time [member] | All other segments [member]
Disclosure of revenue [line items]
Revenue from financial operations		222,930	254,383
All other segments		2,306	7,576
Total		225,236	261,959
Operating segments [member] | Goods or services transferred over time [member] | Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Telecommunication Services		18,958,923	16,533,973
Equipment Related		80,080	6,687
Call Center		21,851	12,954
All other segments		139,787	90,886
Total		19,200,641	16,644,500
Operating segments [member] | Goods or services transferred over time [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication Services		1,770,238	1,281,595
Call Center		17,008	9,763
All other segments		69,783	55,716
Total		1,857,029	1,347,074
Operating segments [member] | Goods or services transferred over time [member] | All other segments [member]
Disclosure of revenue [line items]
Call Center		308,126	211,195
Commission fees on betting business		132,300	200,315
Revenue from betting business			268,470
Revenue from financial operations		918,782	867,385
All other segments		633,535	304,357
Total		1,992,743	1,851,722
Intersegment eliminations [member]
Disclosure of revenue [line items]
Telecommunication Services		(60,147)	(58,335)	(71,143)
Call Center		(34,542)	(30,740)	(8,395)
Revenue from financial operations		(839)	(2,647)	(754)
All other segments		(475,261)	(279,050)	₺ 6,867
Total		(570,789)	(370,772)
Intersegment eliminations [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services			(11,504)
Revenue from financial operations		(839)	(2,647)
All other segments		(657)
Total		(1,496)	(14,151)
Intersegment eliminations [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services		(60,147)	(46,831)
Call Center		(34,542)	(30,740)
All other segments		(474,604)	(279,050)
Total		₺ (569,293)	₺ (356,621)